Note 11 - Stock Option Plan and Stock-based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Notes to Financial Statements
Share-Based Payment Arrangement [Text Block]

7.   STOCK OPTION PLANS AND STOCK-BASED COMPENSATION

Stock-Based Compensation Expense

The Company records stock-based compensation expense in connection with the amortization of the fair value of stock options granted to employees, non-employee consultants and non-employee directors. During the three months ended June 30, 2022 and 2021, the Company recorded stock-based compensation of $39,876 and $17,089 respectively. During the six months ended June 30, 2022, and 2021, the Company recorded stock-based compensation of $79,562 and $17,089 respectively. As of June 30, 2022, the Company had unrecognized stock-based compensation expense of $201,835, which is expected to be recognized over a weighted-average period of 1.7 years.

Determining Fair Value

Valuation and Recognition – The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model. The Black-Scholes pricing model utilizes the following assumptions:

Expected Term – Expected life of an option award is the average length of time over which the Company expects employees will exercise their options, which is based on historical experience with similar grants.

Expected Volatility - Expected volatility is based on the Company’s historical stock volatility data over the expected term of the awards.

Risk-Free Interest Rate - The Company bases the risk-free interest rate on the implied yield currently available on U.S. Treasury zero-coupon issues with an equivalent expected term.

Dividend Yield – The Company has not paid a dividend and does not anticipate paying a dividend in the foreseeable future.

No options have been granted, exercised, or forfeited in 2022 through June 30, 2022.

Activity under the stock plans for the six months ending June 30, 2022, is as follows:

	Shares available for Grant	Number of Options Outstanding	Weighted Average Exercise price per share	Weighted Average Remaining Contractual Term in Years
Balance, December 31, 2021	1,257,334	192,898	$8.46	6.76
Balance, June 30, 2022	1,257,334	192,898	$8.46	6.27
Balance at June 30, 2022		192,898	$8.46	6.27

Options exercisable at June 30, 2022		112,744	$11.51	4.30

11.   STOCK OPTION PLAN AND STOCK-BASED COMPENSATION

2006 Equity Incentive Plan

Reviva’s board of directors adopted, and Reviva’s stockholders approved, the Reviva Pharmaceuticals, Inc. 2006 Equity Incentive Plan, effective as of August 2006. The Reviva Pharmaceuticals, Inc. 2006 Equity Incentive Plan provided for the grant of incentive stock options, or ISOs, within the meaning of Section 422 of the Code, to Reviva’s employees, and for the grant of nonstatutory stock options, or NSOs, and restricted stock awards to Reviva’s employees, officers, directors and consultants; provided such consultants render bona fide services not in connection with the offer and sale of securities in a capital-raising transaction. As of 2016, no new grants of awards are permitted under the Reviva Pharmaceuticals, Inc. 2006 Equity Incentive Plan.

Upon the Business Combination, the Reviva Pharmaceuticals, Inc. 2006 Equity Incentive Plan was amended to change its name to the Reviva Pharmaceuticals Holdings, Inc. 2006 Equity Incentive Plan (the “2006 Equity Incentive Plan”), and each outstanding option to acquire Reviva common stock (whether vested or unvested) under the 2006 Equity Incentive Plan was assumed by the Company and automatically converted into an option to acquire shares of common stock, with its price and number of shares equitably adjusted based on the conversion of the shares of common stock of Reviva into shares of common stock of the Company pursuant to the Merger Agreement. Pursuant to such assumption and automatic conversion, as of the consummation of the Business Combination there are outstanding options under the 2006 Equity Incentive Plan exercisable for an aggregate of 65,471 shares of Company common stock, and no new grants of awards are permitted under the 2006 Equity Incentive Plan.

2020 Equity Incentive Plan

On December 14, 2020, the Reviva Pharmaceuticals Holdings, Inc. 2020 Equity Incentive Plan (the “2020 Equity Incentive Plan”) became effective. The general purpose of the 2020 Equity Incentive Plan is to provide a means whereby employees, officers, directors, consultants, advisors or other individual service providers may develop a sense of proprietorship and personal involvement in our development and financial success, and to encourage them to devote their best efforts to us, thereby advancing our interests and the interests of our stockholders.

As of December 31, 2021, an aggregate of 1,384,761 shares of common stock may be issued under the 2020 Equity Incentive Plan, subject to equitable adjustment in the event of stock splits and other capital changes (the “Share Reserve”). The Share Reserve will automatically increase on January 1st of each year, for a period of not more than ten years, commencing on January 1st of the year following the year in which the effective date of the 2020 Equity Incentive Plan occurs, and ending on (and including) January 1, 2030, in an amount equal to the lesser of (i) ten percent (10%) of the total number of shares of Common Stock outstanding on December 31st of the preceding calendar year or (ii) such number of shares of common stock determined by the Company’s board of directors (the “Annual Increase”). Notwithstanding the foregoing and, subject to adjustment as provided in the 2020 Equity Incentive Plan, the maximum number of shares which may be issued in respect of Incentive Stock Options shall be equal to 1,384,761.

Stock-Based Compensation Expense

The Company records stock-based compensation expense in connection with the amortization of the fair value of stock options granted to employees, non-employee consultants and non-employee directors. During the years ended December 31, 2021 and 2020, the Company recorded stock-based compensation of $106,713 and $0, respectively. As of December 31, 2021, and 2020, the Company had unrecognized stock-based compensation expense of $281,397 and $0.

Determining Fair Value

Valuation and Recognition – The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model. The Black-Scholes pricing model utilizes the following assumptions:

Expected Term – Expected life of an option award is the average length of time over which the Company expects employees will exercise their options, which is based on historical experience with similar grants.

Expected Volatility - Expected volatility is based on the Company’s historical stock volatility data over the expected term of the awards.

Risk-Free Interest Rate - The Company bases the risk-free interest rate on the implied yield currently available on U.S. Treasury zero-coupon issues with an equivalent expected term.

Dividend Yield – The Company has not paid a dividend and does not anticipate paying a dividend in the foreseeable future.

The assumptions used in estimating the fair value of options granted in 2021 are summarized as follows:

Expected Term in years - 5.20 - 6.08

Volatility – 87.1% - 93.9%

Risk-free interest rate – 0.95% - 1.31%

Dividend Yield – 0.00%

The Company granted no stock options during the year ended December 31, 2020.

Activity under the stock plans for the years ending December 31, 2020 and 2021 is as follows.

	Shares Available for Grant	Number of Options Outstanding	Weighted Average Exercise Price per Share
Balance, December 31, 2019	343,871	112,932	$15.37
Options authorized	461,587	—	$—
Options cancelled	47,461	(47,461)	$—
Effect of plan amendment on business combination	(391,332)	—	$—
Balance, December 31, 2020	461,587	65,471	$16.86
Options authorized	923,174	—	$—
Options granted	(127,427)	127,427	$4.14
Balance, December 31, 2021	1,257,334	192,898	$8.46
Vested and expected to vest, December 31, 2021		192,898	$8.46

Options outstanding under the stock plans are as follows as of December 31, 2021:

Options Outstanding	Weighted Average Remaining Contractual Life (Years)	Options Exercisable	Weighted Average Exercise Prices per Share
48,724	0.85	48,724	$11.89
16,747	2.93	16,747	$31.33
81,227	9.31	17,832	$4.38
46,200	9.89	12,500	$3.72
192,898	6.76	95,803	$8.46